Post-Employment Benefits - Summary of Estimate for Payment of Benefits (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Disclosure of defined benefit plans [line items]
2018	R$ 1,103
2019	1,126
2020	1,157
2021	1,190
2022	1,220
2023 to 2027	6,563
Other post-employment benefit [Member]
Disclosure of defined benefit plans [line items]
2018	15
2019	16
2020	17
2021	18
2022	19
2023 to 2027	R$ 115